Future Amortization Expense for Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2015	$ 32,821
2016	26,753
2017	20,818
2018	13,247
2019	10,404
Thereafter	17,489
Net Carrying Amount	$ 121,532